PIA BBB Bond Fund
Schedule of Investments
August 31, 2024 (Unaudited)

CORPORATE BONDS - 91.6%	Par	Value
Aerospace/Defense - 3.4%
Boeing Co.
5.15%, 05/01/2030	$1,950,000	$1,945,684
5.71%, 05/01/2040	1,400,000	1,361,425
L3Harris Technologies, Inc., 6.15%, 12/15/2040	500,000	540,899
Northrop Grumman Corp.
4.40%, 05/01/2030	1,000,000	997,555
4.95%, 03/15/2053	500,000	477,096
RTX Corp.
3.50%, 03/15/2027	1,000,000	978,696
4.35%, 04/15/2047	1,000,000	868,396
		7,169,751

Agriculture - 2.2%
Altria Group, Inc.
4.80%, 02/14/2029	148,000	148,939
3.40%, 05/06/2030	1,600,000	1,498,309
BAT Capital Corp.
2.26%, 03/25/2028	1,000,000	921,043
4.54%, 08/15/2047	400,000	328,103
5.65%, 03/16/2052	800,000	758,279
Bunge Ltd. Finance Corp., 3.75%, 09/25/2027	600,000	588,072
Reynolds American, Inc., 4.45%, 06/12/2025	372,000	370,142
		4,612,887

Airlines - 0.3%
Southwest Airlines Co., 5.13%, 06/15/2027	500,000	504,319
United Airlines 2020-1 Class B Pass Through Trust, Series B, 4.88%, 01/15/2026	226,000	223,321
		727,640

Auto Manufacturers - 2.8%
Ford Motor Credit Co. LLC
3.82%, 11/02/2027	500,000	479,724
6.80%, 11/07/2028	500,000	527,200
7.12%, 11/07/2033	1,000,000	1,081,682
6.13%, 03/08/2034	500,000	506,568
General Motors Co., 5.20%, 04/01/2045	400,000	368,050
General Motors Financial Co., Inc.
4.00%, 01/15/2025	600,000	596,839
3.60%, 06/21/2030	1,300,000	1,207,522
2.35%, 01/08/2031	1,500,000	1,276,883
		6,044,468

Banks - 6.9%
Barclays PLC
4.84%, 05/09/2028	1,000,000	992,011
5.75% to 08/09/2032 then 1 yr. CMT Rate + 3.00%, 08/09/2033	1,000,000	1,035,756
3.33% to 11/24/2041 then 1 yr. CMT Rate + 1.30%, 11/24/2042	700,000	525,700
Citigroup, Inc.
4.45%, 09/29/2027	1,700,000	1,692,152
5.30%, 05/06/2044	540,000	532,243
Citizens Financial Group, Inc., 5.84% to 01/23/2029 then SOFR + 2.01%, 01/23/2030	500,000	514,115
Comerica, Inc., 5.98% to 01/30/2029 then SOFR + 2.16%, 01/30/2030	500,000	508,987
Cooperatieve Rabobank UA, 3.75%, 07/21/2026	1,000,000	979,067
Deutsche Bank AG/New York NY, 4.10%, 01/13/2026	1,000,000	987,312
Fifth Third Bancorp
4.06% to 04/25/2027 then SOFR + 1.36%, 04/25/2028	500,000	489,788
8.25%, 03/01/2038	225,000	279,423
Goldman Sachs Group, Inc., 6.75%, 10/01/2037	950,000	1,072,174
HSBC Holdings PLC, 7.40% to 11/13/2033 then SOFR + 3.02%, 11/13/2034	1,100,000	1,233,902
Lloyds Banking Group PLC, 4.65%, 03/24/2026	800,000	795,213
M&T Bank Corp., 6.08% to 03/13/2031 then SOFR + 2.26%, 03/13/2032	500,000	519,760
Morgan Stanley, 2.48% to 09/16/2031 then SOFR + 1.36%, 09/16/2036	900,000	742,685
Santander Holdings USA, Inc.
3.45%, 06/02/2025	700,000	690,425
6.34% to 05/31/2034 then SOFR + 2.14%, 05/31/2035	1,000,000	1,038,695
Westpac Banking Corp., 3.13%, 11/18/2041	300,000	223,669
		14,853,077

Beverages - 0.9%
Constellation Brands, Inc., 2.88%, 05/01/2030	700,000	639,515
Keurig Dr Pepper, Inc.
3.20%, 05/01/2030	1,000,000	932,397
4.50%, 04/15/2052	500,000	441,502
		2,013,414

Biotechnology - 2.6%
Amgen, Inc.
2.20%, 02/21/2027	1,000,000	948,212
5.25%, 03/02/2033	1,000,000	1,028,536
2.80%, 08/15/2041	500,000	371,166
4.66%, 06/15/2051	1,006,000	897,867
Biogen, Inc., 2.25%, 05/01/2030	700,000	618,125
Gilead Sciences, Inc.
1.65%, 10/01/2030	1,100,000	937,069
2.60%, 10/01/2040	500,000	361,478
Royalty Pharma PLC, 2.15%, 09/02/2031	500,000	420,174
		5,582,627

Building Materials - 0.4%
Carrier Global Corp., 2.70%, 02/15/2031	240,000	213,801
Vulcan Materials Co., 3.90%, 04/01/2027	620,000	612,553
		826,354

Chemicals - 1.5%
Dow Chemical Co.
7.38%, 11/01/2029	396,000	447,722
6.90%, 05/15/2053	500,000	581,015
DuPont de Nemours, Inc., 4.73%, 11/15/2028	1,000,000	1,014,376
Nutrien Ltd., 2.95%, 05/13/2030	700,000	644,880
Sherwin-Williams Co., 2.20%, 03/15/2032	600,000	509,499
		3,197,492

Commercial Services - 0.6%
Equifax, Inc., 3.10%, 05/15/2030	500,000	462,617
Global Payments, Inc., 1.20%, 03/01/2026	500,000	474,299
Moody's Corp.
2.00%, 08/19/2031	250,000	212,290
3.10%, 11/29/2061	250,000	162,804
		1,312,010

Computers - 1.2%
Dell International LLC / EMC Corp.
6.02%, 06/15/2026	642,000	655,947
6.20%, 07/15/2030	500,000	539,035
3.45%, 12/15/2051	181,000	129,567
Hewlett Packard Enterprise Co., 4.90%, 10/15/2025	700,000	699,437
HP, Inc., 5.50%, 01/15/2033	500,000	517,996
		2,541,982

Diversified Financial Services - 3.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.30%, 01/30/2032	1,500,000	1,334,689
Air Lease Corp.
2.88%, 01/15/2026	450,000	438,012
5.30%, 02/01/2028	1,000,000	1,019,811
Ally Financial, Inc., 2.20%, 11/02/2028	500,000	448,756
Brightsphere Investment Group, Inc., 4.80%, 07/27/2026	1,000,000	975,063
Capital One Financial Corp., 3.65%, 05/11/2027	1,400,000	1,365,131
Jefferies Financial Group, Inc., 6.20%, 04/14/2034	500,000	526,616
Nasdaq, Inc., 5.55%, 02/15/2034	500,000	521,612
Nomura Holdings, Inc., 2.17%, 07/14/2028	1,000,000	907,418
Synchrony Financial, 4.50%, 07/23/2025	500,000	496,666
		8,033,774

Electric - 6.8%
AEP Texas, Inc., 5.45%, 05/15/2029	500,000	517,871
American Electric Power Co., Inc., 5.95%, 11/01/2032	500,000	533,037
Black Hills Corp., 6.00%, 01/15/2035	500,000	522,904
Constellation Energy Generation LLC, 5.75%, 03/15/2054	250,000	253,009
Dominion Energy, Inc., 2.25%, 08/15/2031	500,000	425,296
Dominion Resources, Inc., 4.90%, 08/01/2041	470,000	433,402
DTE Energy Co., 1.05%, 06/01/2025	600,000	582,456
Duke Energy Corp.
2.45%, 06/01/2030	950,000	849,530
3.30%, 06/15/2041	1,000,000	766,571
El Paso Electric Co., 6.00%, 05/15/2035	850,000	892,059
Eversource Energy, 2.55%, 03/15/2031	500,000	432,469
Exelon Corp., 5.45%, 03/15/2034	600,000	619,789
FirstEnergy Corp., 2.25%, 09/01/2030	700,000	612,258
NextEra Energy Capital Holdings, Inc.
4.63%, 07/15/2027	500,000	503,369
2.25%, 06/01/2030	400,000	353,273
5.25%, 03/15/2034	600,000	610,831
Pacific Gas and Electric Co., 3.50%, 08/01/2050	5,000,000	3,465,634
Sempra, 4.13% to 04/01/2027 then 5 yr. CMT Rate + 2.87%, 04/01/2052	600,000	561,170
Southern Co., 3.25%, 07/01/2026	1,000,000	976,461
Southwestern Electric Power Co., 3.25%, 11/01/2051	400,000	267,101
Xcel Energy, Inc., 2.35%, 11/15/2031	500,000	423,657
		14,602,147

Electronics - 0.3%
Fortive Corp., 3.15%, 06/15/2026	750,000	730,189

Entertainment - 0.9%
Warnermedia Holdings, Inc.
4.28%, 03/15/2032	1,000,000	875,322
5.14%, 03/15/2052	1,500,000	1,142,633
		2,017,955

Environmental Control - 0.7%
Republic Services, Inc., 0.88%, 11/15/2025	1,000,000	956,682
Waste Connections, Inc., 4.20%, 01/15/2033	500,000	482,459
		1,439,141

Food - 2.8%
ConAgra Brands, Inc., 7.00%, 10/01/2028	1,300,000	1,413,324
General Mills, Inc., 2.25%, 10/14/2031	700,000	600,883
Kroger Co., 2.20%, 05/01/2030	1,000,000	877,989
Mondelez International, Inc., 1.50%, 02/04/2031	2,000,000	1,664,269
Sysco Corp.
5.95%, 04/01/2030	464,000	495,559
3.15%, 12/14/2051	400,000	273,685
Tyson Foods, Inc., 4.35%, 03/01/2029	600,000	593,256
		5,918,965

Forest Products & Paper - 0.4%
International Paper Co., 6.00%, 11/15/2041	700,000	750,143

Gas - 0.3%
NiSource Finance Corp., 5.25%, 02/15/2043	400,000	389,492
NiSource, Inc., 5.35%, 04/01/2034	250,000	255,488
		644,980

Hand/Machine Tools - 0.1%
Kennametal, Inc., 2.80%, 03/01/2031	330,000	291,023

Healthcare-Products - 1.3%
Agilent Technologies, Inc., 2.30%, 03/12/2031	215,000	186,562
Boston Scientific Corp., 2.65%, 06/01/2030	560,000	510,326
GE HealthCare Technologies, Inc., 5.86%, 03/15/2030	500,000	528,834
Solventum Corp., 5.60%, 03/23/2034 (a)	500,000	510,355
Stryker Corp., 1.95%, 06/15/2030	700,000	611,430
Zimmer Biomet Holdings, Inc., 3.05%, 01/15/2026	500,000	489,265
		2,836,772

Healthcare-Services - 2.9%
CommonSpirit Health, 2.78%, 10/01/2030	600,000	538,247
Elevance Health, Inc.
5.50%, 10/15/2032	500,000	526,398
4.65%, 08/15/2044	600,000	546,335
5.13%, 02/15/2053	1,000,000	955,403
HCA, Inc.
4.13%, 06/15/2029	1,000,000	975,957
5.60%, 04/01/2034	1,000,000	1,029,219
4.38%, 03/15/2042	600,000	514,719
Humana, Inc., 4.88%, 04/01/2030	500,000	504,645
Laboratory Corp. of America Holdings, 3.25%, 09/01/2024	640,000	640,000
		6,230,923

Home Builders - 0.2%
DR Horton, Inc., 2.60%, 10/15/2025	500,000	488,404

Household Products/Wares - 0.2%
Church & Dwight Co., Inc., 3.15%, 08/01/2027	500,000	485,759

Insurance - 3.4%
Aon Corp., 2.80%, 05/15/2030	600,000	546,952
CNA Financial Corp., 5.13%, 02/15/2034	500,000	504,996
Corebridge Financial, Inc.
3.90%, 04/05/2032	500,000	463,441
6.05%, 09/15/2033	500,000	532,253
Fidelity National Financial, Inc., 2.45%, 03/15/2031	2,000,000	1,710,534
Lincoln National Corp.
3.80%, 03/01/2028	120,000	116,727
5.85%, 03/15/2034	500,000	521,820
Mercury General Corp., 4.40%, 03/15/2027	500,000	491,344
Metlife, Inc., 6.40%, 12/15/2036	855,000	901,022
Old Republic International Corp., 5.75%, 03/28/2034	1,000,000	1,034,583
Prudential Financial, Inc., 5.13% to 02/28/2032 then 5 yr. CMT Rate + 3.16%, 03/01/2052	500,000	488,043
		7,311,715

Internet - 0.2%
eBay, Inc., 2.60%, 05/10/2031	500,000	441,012

Investment Companies - 0.7%
Blackstone Private Credit Fund, 5.95%, 07/16/2029 (a)	500,000	503,929
Blackstone Secured Lending Fund, 3.63%, 01/15/2026	1,000,000	975,637
		1,479,566

Iron/Steel - 0.2%
Vale Overseas Ltd., 6.13%, 06/12/2033	500,000	524,046

Lodging - 0.7%
Marriott International, Inc./MD, 4.90%, 04/15/2029	500,000	506,905
Sands China Ltd., 2.30%, 03/08/2027	1,000,000	926,506
		1,433,411

Machinery-Diversified - 0.9%
CNH Industrial Capital LLC, 5.10%, 04/20/2029	500,000	510,024
IDEX Corp., 3.00%, 05/01/2030	1,000,000	917,593
Westinghouse Air Brake Technologies Corp., 5.61%, 03/11/2034	500,000	521,255
		1,948,872

Media - 2.1%
Charter Communications Operating LLC / Charter Communications Operating Capital
2.80%, 04/01/2031	1,000,000	849,056
2.30%, 02/01/2032	1,000,000	799,563
3.90%, 06/01/2052	1,000,000	656,671
Discovery Communications LLC, 3.63%, 05/15/2030	1,000,000	889,932
Paramount Global, 4.38%, 03/15/2043	610,000	439,480
Time Warner Cable Enterprises LLC, 8.38%, 07/15/2033	810,000	924,350
		4,559,052

Mining - 0.8%
Newmont Corp., 4.88%, 03/15/2042	800,000	773,902
Southern Copper Corp., 6.75%, 04/16/2040	750,000	845,226
		1,619,128

Miscellaneous Manufacturing - 0.5%
Parker-Hannifin Corp., 3.25%, 06/14/2029	550,000	522,334
Textron, Inc., 6.10%, 11/15/2033	500,000	534,607
		1,056,941

Oil & Gas - 3.1%
Canadian Natural Resources Ltd., 4.95%, 06/01/2047	700,000	626,865
Devon Energy Corp., 5.20%, 09/15/2034	1,000,000	990,182
Diamondback Energy, Inc., 3.13%, 03/24/2031	500,000	451,574
Hess Corp., 5.60%, 02/15/2041	800,000	820,185
Occidental Petroleum Corp., 5.55%, 10/01/2034	1,000,000	1,016,568
Phillips 66, 1.30%, 02/15/2026	950,000	905,885
Suncor Energy, Inc., 3.75%, 03/04/2051	500,000	369,311
Valero Energy Corp.
2.80%, 12/01/2031	750,000	655,623
6.63%, 06/15/2037	655,000	725,214
		6,561,407

Oil & Gas Services - 0.4%
Halliburton Co.
3.80%, 11/15/2025	24,000	23,743
2.92%, 03/01/2030	1,000,000	918,337
		942,080

Packaging & Containers - 0.2%
WRKCo, Inc., 3.90%, 06/01/2028	500,000	486,919

Pharmaceuticals - 3.7%
AbbVie, Inc., 4.75%, 03/15/2045	268,000	255,733
Becton Dickinson & Co., 4.69%, 12/15/2044	550,000	501,314
Cardinal Health, Inc., 3.41%, 06/15/2027	125,000	121,626
Cigna Group
4.50%, 02/25/2026	327,000	326,495
2.40%, 03/15/2030	1,391,000	1,247,262
3.40%, 03/15/2050	600,000	429,406
CVS Health Corp.
3.75%, 04/01/2030	2,150,000	2,038,918
5.13%, 07/20/2045	500,000	452,577
5.05%, 03/25/2048	1,000,000	889,527
6.05%, 06/01/2054	500,000	505,737
Viatris, Inc., 2.70%, 06/22/2030	600,000	528,457
Zoetis, Inc., 2.00%, 05/15/2030	600,000	523,889
		7,820,941

Pipelines - 6.4%
6297782 LLC, 6.18%, 10/01/2054 (a)	1,000,000	1,002,068
Boardwalk Pipelines LP, 3.60%, 09/01/2032	500,000	448,411
Enbridge, Inc.
3.13%, 11/15/2029	1,000,000	933,043
3.40%, 08/01/2051	250,000	178,486
Energy Transfer LP
5.25%, 07/01/2029	1,200,000	1,229,166
5.00%, 05/15/2050	1,000,000	890,424
Enterprise Products Operating LLC
4.85%, 08/15/2042	850,000	801,602
3.30%, 02/15/2053	500,000	351,068
Kinder Morgan Energy Partners, 5.80%, 03/15/2035	1,270,000	1,323,223
Kinder Morgan, Inc.
2.00%, 02/15/2031	600,000	511,322
5.55%, 06/01/2045	700,000	680,861
MPLX LP
4.25%, 12/01/2027	1,315,000	1,300,069
4.95%, 03/14/2052	600,000	532,687
ONEOK, Inc.
3.20%, 03/15/2025	500,000	494,596
6.10%, 11/15/2032	500,000	531,445
Plains All American Pipeline LP / PAA Finance Corp., 3.80%, 09/15/2030	546,000	514,637
Targa Resources Corp., 5.20%, 07/01/2027	500,000	507,446
TransCanada PipeLines Ltd., 4.10%, 04/15/2030	1,100,000	1,071,354
Williams Cos., Inc., 5.10%, 09/15/2045	500,000	466,527
		13,768,435

REITs - 5.2%
Alexandria Real Estate Equities, Inc., 1.88%, 02/01/2033	650,000	511,922
American Tower Corp.
2.75%, 01/15/2027	500,000	478,605
1.88%, 10/15/2030	1,000,000	848,927
Boston Properties LP, 3.25%, 01/30/2031	675,000	594,072
COPT Defense Properties LP, 2.75%, 04/15/2031	500,000	428,802
Crown Castle, Inc.
3.65%, 09/01/2027	500,000	486,206
2.25%, 01/15/2031	600,000	512,714
Equinix, Inc.
1.55%, 03/15/2028	500,000	450,925
3.90%, 04/15/2032	100,000	94,220
Essex Portfolio LP, 3.38%, 04/15/2026	1,000,000	977,991
Extra Space Storage LP, 5.90%, 01/15/2031	500,000	526,273
GLP Capital LP / GLP Financing II, Inc., 3.25%, 01/15/2032	250,000	218,401
Healthpeak OP LLC, 2.13%, 12/01/2028	350,000	316,961
Kimco Realty OP LLC, 6.40%, 03/01/2034	500,000	550,958
Omega Healthcare Investors, Inc., 3.25%, 04/15/2033	1,000,000	847,143
Sabra Health Care LP, 3.90%, 10/15/2029	1,000,000	936,515
Store Capital LLC, 4.50%, 03/15/2028	810,000	789,726
Ventas Realty LP, 5.63%, 07/01/2034	600,000	621,907
Welltower OP LLC, 2.75%, 01/15/2031	700,000	624,748
Weyerhaeuser Co., 7.38%, 03/15/2032	226,000	260,057
		11,077,073

Retail - 3.4%
AutoNation, Inc., 3.50%, 11/15/2024	200,000	198,819
AutoZone, Inc., 4.75%, 08/01/2032	500,000	498,096
Genuine Parts Co., 1.88%, 11/01/2030	500,000	423,198
Lowe's Cos., Inc.
4.50%, 04/15/2030	1,000,000	1,002,055
1.70%, 10/15/2030	500,000	425,164
5.63%, 04/15/2053	1,000,000	1,013,440
McDonald's Corp.
3.50%, 07/01/2027	1,100,000	1,076,564
4.88%, 12/09/2045	550,000	520,079
Starbucks Corp., 2.55%, 11/15/2030	1,000,000	896,244
Tractor Supply Co., 1.75%, 11/01/2030	500,000	424,398
Walgreens Boots Alliance, Inc., 3.20%, 04/15/2030	1,000,000	805,850
		7,283,907

Semiconductors - 1.6%
Broadcom, Inc.
4.15%, 11/15/2030	431,000	419,693
3.42%, 04/15/2033 (a)	1,500,000	1,337,742
3.19%, 11/15/2036 (a)	55,000	45,523
4.93%, 05/15/2037 (a)	583,000	570,472
Micron Technology, Inc., 2.70%, 04/15/2032	250,000	214,381
NXP BV / NXP Funding LLC / NXP USA, Inc.
4.40%, 06/01/2027	500,000	498,835
2.50%, 05/11/2031	500,000	432,767
		3,519,413

Software - 3.6%
Fidelity National Information Services, Inc., 5.10%, 07/15/2032	600,000	615,414
Fiserv, Inc.
3.85%, 06/01/2025	600,000	594,634
5.63%, 08/21/2033	500,000	523,720
Oracle Corp.
1.65%, 03/25/2026	1,685,000	1,608,652
3.65%, 03/25/2041	1,400,000	1,121,176
3.95%, 03/25/2051	1,350,000	1,047,070
5.55%, 02/06/2053	1,000,000	993,696
Roper Technologies, Inc., 1.40%, 09/15/2027	650,000	595,021
VMware LLC, 4.65%, 05/15/2027	550,000	551,126
		7,650,509

Telecommunications - 8.2%
AT&T, Inc.
2.30%, 06/01/2027	1,400,000	1,324,281
2.55%, 12/01/2033	875,000	725,389
3.50%, 09/15/2053	2,368,000	1,690,189
3.55%, 09/15/2055	1,196,000	848,002
3.80%, 12/01/2057	727,000	534,925
British Telecommunications PLC, 9.63%, 12/15/2030	855,000	1,073,530
Deutsche Telekom International Finance, 8.75%, 06/15/2030	345,000	414,841
France Telecom SA, 5.38%, 01/13/2042	575,000	574,571
Motorola Solutions, Inc., 5.40%, 04/15/2034	500,000	516,393
Rogers Communications, Inc., 5.00%, 03/15/2044	989,000	921,340
Telefonica Emisiones SA, 7.05%, 06/20/2036	475,000	539,488
T-Mobile USA, Inc.
3.88%, 04/15/2030	1,600,000	1,539,350
2.25%, 11/15/2031	600,000	509,620
3.40%, 10/15/2052	1,100,000	786,275
5.65%, 01/15/2053	500,000	514,629
Verizon Communications, Inc.
3.15%, 03/22/2030	550,000	513,271
2.55%, 03/21/2031	336,000	295,938
4.78%, 02/15/2035 (a)	974,000	960,610
4.86%, 08/21/2046	1,500,000	1,421,976
3.55%, 03/22/2051	2,000,000	1,509,741
2.99%, 10/30/2056	600,000	386,907
		17,601,266

Transportation - 2.0%
Canadian Pacific Railway Co., 2.90%, 02/01/2025	700,000	693,741
CSX Corp., 6.22%, 04/30/2040	1,390,000	1,549,852
FedEx Corp., 3.25%, 05/15/2041	1,000,000	768,022
Kirby Corp., 4.20%, 03/01/2028	450,000	442,671
Norfolk Southern Corp.
2.30%, 05/15/2031	250,000	218,738
2.90%, 08/25/2051	1,000,000	661,150
		4,334,174

Trucking & Leasing - 0.5%
GATX Corp., 1.90%, 06/01/2031	1,300,000	1,074,677

Water - 0.3%
American Water Capital Corp., 2.80%, 05/01/2030	650,000	594,701
TOTAL CORPORATE BONDS (Cost $214,947,497)		196,441,122

FOREIGN GOVERNMENT DEBT OBLIGATIONS - 5.1%
Columbia Government International Bond, 3.88%, 04/25/2027	600,000	576,300
Indonesia Government International Bond
3.85%, 10/15/2030	500,000	482,999
4.70%, 02/10/2034	500,000	500,095
Mexico Government International Bond
4.50%, 04/22/2029	1,300,000	1,273,456
4.75%, 03/08/2044	2,490,000	2,079,597
Panama Government International Bond
2.25%, 09/29/2032	1,700,000	1,280,503
6.70%, 01/26/2036	750,000	765,863
Peruvian Government International Bond
3.00%, 01/15/2034	400,000	339,454
6.55%, 03/14/2037	1,050,000	1,168,741
Philippine Government International Bond, 5.00%, 01/13/2037	1,625,000	1,659,946
Uruguay Government International Bond, 4.38%, 01/23/2031	800,000	805,092
TOTAL FOREIGN GOVERNMENT DEBT OBLIGATIONS (Cost $12,660,037)		10,932,046

U.S. TREASURY SECURITIES - 1.9%
U.S. Treasury Note/Bond
4.38%, 05/15/2034	500,000	518,516
4.25%, 02/15/2054	3,500,000	3,523,789
TOTAL U.S. TREASURY SECURITIES (Cost $3,905,169)		4,042,305

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%	Shares
Fidelity Government Portfolio - Class Institutional, 5.21% (b)	321,542	321,542
TOTAL SHORT-TERM INVESTMENTS (Cost $321,542)		321,542

TOTAL INVESTMENTS - 98.8% (Cost $231,834,245)		211,737,015
Other Assets in Excess of Liabilities - 1.2%		2,614,990
TOTAL NET ASSETS - 100.0%		$214,352,005

Percentages are stated as a percent of net assets.

AG - Aktiengesellschaft
CMT - Constant Maturity Treasury Rate
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Sociedad Anónima
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2024, the value of these securities total $4,930,699 or 2.3% of the Fund’s net assets.

(b)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.

Summary of Fair Value Disclosure as of August 31, 2024 (Unaudited)

PIA BBB Bond Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$196,441,122	$–	$196,441,122
Foreign Government Debt Obligations	–	10,932,046	–	10,932,046
U.S. Treasury Securities	–	4,042,305	–	4,042,305
Money Market Funds	321,542	–	–	321,542
Total Investments	$321,542	$211,415,473	$–	$211,737,015

Refer to the Schedule of Investments for further disaggregation of investment categories.